Inventory (Tables)	12 Months Ended
Dec. 31, 2018
Inventory.
Schedule of composition of inventory

	2018	2017
Finished products	106,245	106,026
Semi-finished products	52,534	85,458
Raw materials	52,864	30,128
Auxiliary materials and consumables	69,566	81,261
Imports in transit	11,718	41,878
Other	215	863
Provision for obsolete and slow-moving inventory	(23,437)	(20,736)
	269,705	324,878

Schedule of changes in provision for obsolete and slow-moving inventory

	2018					2017
	Finished products	Semi- finished products	Raw materials	Auxiliary materials and consumables	Total	Total
Balance at the beginning of the year	(40)	(10,019)	(214)	(10,463)	(20,736)	(38,384)
Additions	(32)	(1,363)	(17)	(11,291)	(12,703)	(1,814)
Reversals	41	8,701	207	311	9,260	19,249
Exchange variation gains (losses)	3	959	18	(238)	742	213
Balance at the end of the year	(28)	(1,722)	(6)	(21,681)	(23,437)	(20,736)